Fair Value Measurements - Schedule of Changes in Fair Value of Financial Instruments Using Level 3 Inputs (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Oct. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
Liabilities:
Fair value at beginning		$ 4,670,000	$ 24,420,000
Change in fair value	$ 21,310,000	1,520,000	(18,230,000)
Fair value at ending	24,420,000	6,190,000	6,190,000
Forward Purchase Agreements (FPAs)
Liabilities:
Fair value at beginning		4,670,000	24,420,000
Change in fair value	21,310,000	1,520,000	(18,230,000)
Fair value at ending	$ 24,420,000	$ 6,190,000	$ 6,190,000